Basis of preparation and significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2020
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	7 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	8 years
Hangar and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	5.00%
Plant and equipment (excluding aircraft) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Plant and equipment (excluding aircraft) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Lauda A320 Operating Lease Agreements
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	5 years